S000000778 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Putnam Balanced Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI EAFE Index- NR)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.67%	7.63%	9.14%
Class P
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.28%	8.80%	8.86%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.27%	7.12%	7.82%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	4.62%	5.93%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.32%	4.70%	5.60%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.03%	7.59%	7.81%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		14.63%	8.13%	8.19%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		15.14%	8.67%	8.73%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		15.07%	8.64%	8.72%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		15.18%	8.75%	8.82%

[1]
Effective February 1, 2026, the Putnam Balanced Blended Benchmark composition changed from 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index (the “Prior Composition”) to 48% Russell 3000® Index, 32% Bloomberg U.S. Aggregate Bond Index, 12% MSCI All Country World Ex-U.S. Index-NR, 6% Bloomberg Global Aggregate ex-USD Index Hedged USD and 2% Bloomberg U.S. Corporate High Yield Index (the “New Composition”). The fund’s Investment Manager believes the New Composition better reflects the fund’s current portfolio.

[2]
Performance for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it been adjusted, returns would have been higher.